Restricted Cash	6 Months Ended
Jun. 30, 2017
Restricted Cash
Restricted Cash

4Restricted Cash

The Company was required to maintain cash of $2.8 million as of June 30, 2017 and as of December 31, 2016, respectively, in retention bank accounts as a collateral for the upcoming scheduled debt payments of its KEXIM-ABN Amro credit facility, which were recorded under current assets in the Company’s Condensed Consolidated Balance Sheets.